Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents (Note 5)	R$ 45,562	R$ 75,898
Financial assets (Note 6)	584,778	902,289
Trade accounts receivable (Note 7)	477,217	276,626
Recoverable taxes (Note 8)	37,702	22,648
Other assets (Note 10)	48,762	22,509
Total current assets	1,194,021	1,299,970
Non-current assets
Financial assets (Note 6)	2,467	2,073
Trade accounts receivable (Note 7)	16,100	11,485
Recoverable taxes (Note 8)	4,341	5,166
Deferred taxes (Note 19)	14,891	3,357
Other assets (Note 10)	25,853	26,338
Total long-term assets	63,652	48,419
Property, plant and equipment, net (Note 11)	109,057	82,201
Intangible assets, net (note 12)	1,209,948	1,009,314
Right-of-use (Note 13)	101,655	124,039
Non current assets excluding long term assets	1,420,660	1,215,554
Total non-current assets	1,484,312	1,263,973
Total assets	2,678,333	2,563,943
Current liabilities
Suppliers	49,678	24,007
Accounts payable merchants	250,618	80,436
Loans and financing (Note 14)	69,775	40,836
Lease payable(Note 15)	29,382	47,478
Labor liabilities (Note 16)	63,067	51,080
Taxes payable	19,582	23,127
Income tax and social contribution	4,998	3,823
Accounts payable from acquisition of subsidiaries (Note 17)	57,346	43,432
Deferred revenue (Note 18)	23,938	36,360
Dividends payable	60	9,719
Other liabilities (Note 20)	19,482	9,549
Total current liabilities	587,926	369,847
Non-current liabilities
Loans and financing (Note 14)	226,199	168,937
Lease payable (Note 15)	76,797	78,604
Labor liabilities (Note 16)	2,687	1,977
Accounts payables from acquisition of subsidiaries (Note 17)	43,440	39,637
Deferred taxes (Note 19)	81,415	84,206
Deferred revenue (Note 18)	2,729	6,434
Provision for contingencies (Note 22)	28,929	19,588
Other liabilities (Note 20)	8,147	4,869
Total non-current liabilities	470,343	404,252
Total liabilities	1,058,269	774,099
Shareholders' equity
Capital (Note 21.1)	645,447	645,447
Capital reserves (Note 21.2)	1,153,554	1,165,605
Treasury shares	(299,856)	(225,954)
Profit reserves	124,134	200,596
Additional dividends proposed		10,281
Other comprehensive income (loss)	(3,215)	(6,131)
Total shareholders' equity	1,620,064	1,789,844
Total liabilities and shareholders' equity	R$ 2,678,333	R$ 2,563,943